Nature of Business and Financial Statement Presentation (Initial Public Offering and IPO Property Transfers) (Details) (USD $)					0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2013 Property	Nov. 04, 2013 Property	Dec. 31, 2012 Property	Jan. 15, 2014 Subsequent Event [Member] Property	Nov. 04, 2013 Brixmor Property Group, Inc. [Member]	Nov. 04, 2013 Revolving Credit Facility [Member] Unsecured Debt [Member]	Nov. 04, 2013 Common Stock [Member]	Dec. 31, 2013 Successor [Member]	Nov. 04, 2013 Series of Individually Immaterial Business Acquisitions [Member] Brixmor Property Group, Inc. [Member] Property	Dec. 31, 2013 Wholly Owned Properties [Member] Property	Mar. 31, 2014 Wholly Owned Properties [Member] Subsequent Event [Member] Property	Dec. 31, 2013 Partially Owned Properties [Member] Property
Nture of Oerations and Financial Statements Presentation [Line Items]
Number of Real Estate Properties										33	33	3
Shares sold in public offering							47,400,000
Price per share							$ 20
Proceeds from issuance initial public offering							$ 893,900,000	$ (893,860,000)
Underwriting discounts, expenses and transaction costs							54,900,000
Debt repaid						824,700,000
Number of properties acquired									43
Number of shares exchanged for interest in properties									15,877,791
Repayments of debt					$ 66,600,000
Number of real estate properties that operating partnership has an interest		47
Number of Non-Core properties not transferred to Pre-IPO owners				1
Number of Non-Core Properties in which Company Owns 100%										44
Number of Non-Core properties that transfers are not reflected in consolidated financial statements			35,000
Number of real estate properties, disposed	11
Ownership percentage										100.00%		20.00%